Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	$ 57	$ 238
Purchase	333		450
Sale	(58)	(184)	(630)
Change in fair value included in OCI for available-for-sale marketable securities	1
Change in fair value recognized in earnings	0	0
Foreign exchange result through OCI	1	3
Ending Balance	334	57	238
U.S.Treasury Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Purchase	333
Change in fair value included in OCI for available-for-sale marketable securities	1
Change in fair value recognized in earnings	0
Ending Balance	334
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	57	88
Sale	(58)	(34)
Change in fair value recognized in earnings	0	0
Foreign exchange result through OCI	1	3
Ending Balance		57
U.S. Treasury Bills [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance		150
Sale		(150)
Change in fair value recognized in earnings		$ 0